RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Changes in loans outstanding to such related parties during the years ended December 31, 2016 and 2015 are as follows:

	Years Ended December 31,
	2016	2015
	(In Thousands)
Balance at beginning of year	$1,471	$1,716
Additions	932	174
Repayments	(860)	(419)
Balance at end of year	$1,543	$1,471